Net Loss Per Share - Schedule of the reconciliation of basic and diluted loss per share (Details) - USD ($) $ / shares in Units, $ in Thousands	3 Months Ended						9 Months Ended		12 Months Ended
	Sep. 30, 2025	Jun. 30, 2025	Mar. 31, 2025	Sep. 30, 2024	Jun. 30, 2024	Mar. 31, 2024	Sep. 30, 2025	Sep. 30, 2024	Dec. 31, 2024	Dec. 31, 2023
Earnings Per Share [Abstract]
Net Income (Loss)	$ (257,820)	$ (44,048)	$ (26,080)	$ (4,388)	$ (37,582)	$ (24,377)	$ (327,948)	$ (66,347)	$ (72,807)	$ (114,331)
Net loss attributable to Scilex Holding Company	(257,234)			(4,388)			(325,622)	(66,347)
Premium on redemption of Series A Preferred Stock									0	(52,645)
Deemed dividend for anti-dilution adjustments to Penny Warrants upon Reverse Stock Split	0			0			(43,753)	0
Net loss for basic and diluted loss per share available to common stockholders	(257,234)			(4,388)			(369,375)	(66,347)	(72,807)	(166,976)
Reversal of mark-to-market adjustment for liability classified warrants									(8,895)	0
Net loss for diluted loss per share available to common stockholders	$ (257,234)			$ (4,388)			$ (369,375)	$ (66,347)	$ (81,702)	$ (166,976)
Weighted average number of shares outstanding	5,138			3,351			5,100	3,127	3,561	3,722
Weighted average common stock warrants exercisable for nominal consideration	6,466			4,206			6,489	2,067	6,500	0
Weighted average number of shares - basic	11,604,000			7,557,000			11,588,000	5,194,000	10,061,000	3,722,000
Effect of dilutive securities									84	0
Weighted average number of shares, diluted	11,604,000			7,557,000			11,588,000	5,194,000	10,145,000	3,722,000
Loss per share, Basic	$ (22.17)			$ (0.58)			$ (31.88)	$ (12.77)	$ (7.24)	$ (44.86)
Loss per share, Diluted	$ (22.17)			$ (0.58)			$ (31.88)	$ (12.77)	$ (8.05)	$ (44.86)